INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 15,767		¥ 6,631			$ 2,475
Less: Accumulated depreciation	(1,610)		(2,035)			(253)
Less: Impairment-medical license	(3,828)	$ (601)
Intangible aseets, net	8,857		4,596			1,390
Shiji (Hainan) Medical Technology Co., Ltd.
Finite-Lived Intangible Assets [Line Items]
Less: Impairment-medical license	(3,828)			$ (601)
Purchased software and Medical License Intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible aseets, net	8,857
Amortization expense	1,155	182	630		¥ 577
Software
Finite-Lived Intangible Assets [Line Items]
Total	1,297		1,331			204
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Total	9,170					1,439
Medical license
Finite-Lived Intangible Assets [Line Items]
Total	5,300		¥ 5,300			$ 832
Less: Impairment-medical license	¥ (5,300)	$ (832)